UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22389

Salient Absolute Return Institutional Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:

A. Haag Sherman	George J. Zornada
Salient Absolute Return Institutional Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/10

Date of reporting period: 06/30/10

Item 1.	Reports to Stockholders.

Salient Absolute Return Institutional Fund

Financial Statements

June 30, 2010

(Unaudited)

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Statement of Assets and Liabilities

June 30, 2010

(Unaudited)

Assets:
Investments in the Master Fund, at estimated fair value	$20,505,147
Cash and cash equivalents	4,950
Advanced subscriptions to the Master Fund	1,878,000
Receivable from Adviser	64,095
Prepaids and other assets	218,207

Total assets	22,670,399

Liabilities:
Subscriptions received in advance	1,900,000
Shareholder Servicing Fees payable	9,792
Accounts payable and accrued expenses	9,929

Total liabilities	1,919,721

Net assets	$20,750,678

Net assets consist of:
Paid-in-capital	$21,393,163
Accumulated net investment loss	(20,249)
Net unrealized depreciation on investments	(622,236)

Net assets	$20,750,678

Net asset value per share (1,431,501 shares outstanding)[1]	$14.50

1	Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Statement of Operations

For the Period from April 1, 2010 through June 30, 2010*

(Unaudited)

Investment income	$—

Expenses:
Amortization of offering costs	65,924
Shareholder Servicing Fees	9,792
Professional fees	4,166
Other expenses	4,462

Total expenses	84,344
Expenses reimbursed by Adviser	(64,095)

Net expenses	20,249

Net investment loss	(20,249)

Net unrealized loss from investments:
Change in unrealized appreciation (depreciation) from investments	(622,236)

Net unrealized loss from investments	(622,236)

Net decrease in net assets resulting from operations	$(642,485)

*	The Institutional Fund commenced operations on April 1, 2010.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Statement of Changes in Net Assets

For the Period from April 1, 2010 through June 30, 2010*

(Unaudited)

Capital Transactions:
Net assets at April 1, 2010	$—
Subscriptions	21,393,163
Net decrease in net assets resulting from operations:
Net investment loss	(20,249)
Change in unrealized appreciation (depreciation) from investments	(622,236)

Net decrease in net assets resulting from operations	(642,485)

Net assets at June 30, 2010	$20,750,678

Accumulated net investment loss	$(20,249)

Share Transactions:
Issued	1,431,501

Change in shares	1,431,501

*	The Institutional Fund commenced operations on April 1, 2010.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Statement of Cash Flows

For the Period from April 1, 2010 through June 30, 2010*

(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(642,485)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(21,127,383)
Amortization of offering costs	65,924
Change in unrealized appreciation (depreciation) from investments	622,236
Increase in advanced subscriptions to the Master Fund	(1,878,000)
Increase in receivable from Adviser	(64,095)
Increase in prepaids and other assets	(284,131)
Increase in subscriptions received in advance	1,900,000
Increase in Shareholder Servicing Fees payable	9,792
Increase in accounts payable and accrued expenses	9,929

Net cash used in operating activities	(21,388,213)

Cash flows from financing activities:
Subscriptions	21,393,163

Net cash provided by financing activities	21,393,163

Net increase in cash and cash equivalents	4,950
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$4,950

*	The Institutional Fund commenced operations on April 1, 2010.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Financial Statements

June 30, 2010

(Unaudited)

(1) ORGANIZATION

Salient Absolute Return Institutional Fund (the “Institutional Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933 (the “1933 Act”), commenced operations on April 1, 2010 (“Inception”), as a non-diversified closed-end management investment company. The Institutional Fund was created to serve as a feeder fund for the Salient Absolute Return Master Fund (the “Master Fund”). For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to generate positive returns regardless of the overall direction of various markets including equity, fixed income, currency and commodity markets. The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund which invests its assets across a variety of portfolio funds (the “Portfolio Funds”). The Master Fund’s financial statements, footnotes and Schedule of Investments, included elsewhere in this report, are an integral part of the Institutional Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s net assets owned by the Institutional Fund on June 30, 2010, was 21.87%.

The board of trustees (the “Board” and each member a “Trustee”) is authorized to engage an investment adviser and it has selected Salient Advisors, L.P. (the “Adviser”), to manage the Institutional Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Institutional Fund’s investment program subject to the ultimate supervision of the Board.

Under the Institutional Fund’s organizational documents, the Institutional Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Institutional Fund. In the normal course of business, the Institutional Fund enters into contracts with service providers, which also provide for indemnifications by the Institutional Fund. The Institutional Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Institutional Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) PORTOLIO SECURITIES TRANSACTIONS

The Institutional Fund records investment transactions on a trade-date basis.

Investments that are held by the Institutional Fund are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation (depreciation) is included in the Statement of Operations.

(c) VALUATION OF INVESTMENTS

The valuation of the Institutional Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Institutional Fund’s investments is

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

calculated by Citi Fund Services Ohio, Inc., the Institutional Fund’s independent administrator (the “Independent Administrator”). The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Institutional Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Institutional Fund’s valuation policies.

The Board has authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Institutional Fund’s valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at estimated fair value, based on the net asset value of the Master Fund. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

(d) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(e) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Institutional Fund bears all expenses incurred in its business including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Institutional Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Institutional Fund’s net asset value; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Adviser. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(f) INCOME TAXES

The Institutional Fund expects to qualify, and continue to qualify, as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Institutional Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Institutional Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Institutional Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Institutional

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

Fund would be recorded as a tax benefit or expense in the current period. For the period from April 1, 2010 through June 30, 2010, the Institutional Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

(g) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on the Shares (as hereafter defined) in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the Institutional Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Institutional Fund.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Institutional Fund records its investment in the Master Fund at estimated fair value. Investments of the Master Fund are recorded at estimated fair value as more fully discussed in the notes to the Master Fund financial statements included elsewhere in this report.

(4) SHAREHOLDERS ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for shares (the “Shares”), which will generally be accepted as of the first day of each month, the Institutional Fund will issue new Shares. The Institutional Fund issues Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the 1933 Act. No public market exists for the Shares, and none is expected to develop. The Institutional Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Institutional Fund’s Declaration of Trust.

The Institutional Fund reserves the right to reject any applications for subscription of Shares. The $1,900,000 in subscriptions received in advance as of June 30, 2010, represents subscriptions for Institutional Fund Shares received prior to the July, 2010 closing.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(b) REPURCHASE OF SHARES

A shareholder will not be eligible to have the Institutional Fund repurchase all or any portion of its Shares at the shareholder’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Institutional Fund offer to repurchase Shares each calendar quarter, pursuant to written tenders by shareholders. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Shares, if any, that will be purchased in any tender offer that it does approve. Since the Institutional Fund’s assets are invested in the Master Fund, the ability of the Institutional Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. In addition, the Institutional Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Shares are repurchased, there will be a substantial period of time between the date as of which shareholders must accept the Institutional Fund’s offer to repurchase their Shares and the date they can expect to receive payment for their Shares from the Institutional Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2010, all of the investments made by the Institutional Fund were in the Master Fund.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Institutional Fund may invest in either directly or through the Master Fund will trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional Fund’s risk of loss in these Portfolio Funds is limited to the Institutional Fund’s pro rata share of the value of such Portfolio Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Institutional Fund will pay the Independent Administrator a monthly administration fee based on the month end aggregate net asset value of the Master Fund and its feeder funds (the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The Institutional Fund will pay its pro rata share of total administration fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Funds NAV over $15 billion. Per the administration agreement, the Institutional Fund will not be charged administration fees until August 1, 2010. The administration fee is payable monthly in arrears and the Institutional Fund is subject to a $30,000 annual minimum. The Independent Administrator will also provide the Institutional Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Institutional Fund, the Master Fund will pay the Adviser an investment management fee (the “Investment

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

Management Fee”), of 0.75% on an annualized basis of the Master Fund’s net assets calculated based on the Master Fund’s net assets at the end of each month, accrued monthly and payable quarterly in arrears. So long as the Institutional Fund invests all of its investable assets in the Master Fund, the Institutional Fund will not pay the Adviser directly any Investment Management Fee; however, should the Institutional Fund not have all of its investments in the Master Fund, it may be charged the 0.75% Investment Management Fee directly. The Institutional Fund’s shareholders bear an indirect portion of the Investment Management Fee paid by the Master Fund, through the Institutional Fund’s investment in the Master Fund. For the period from February 1, 2010 through June 30, 2010, the Master Fund paid $257,718 in Investment Management Fees.

The Adviser has contractually agreed to limit total annualized expenses of the Institutional Fund through an expense limitation agreement (the “Expense Limitation Agreement”), including a portion of the Master Fund’s indirect expenses (exclusive of borrowing and investment-related costs) based on the Institutional Fund’s proportionate investment in the Master Fund, to 2.0% of net assets, through January 31, 2011. Under the Expense Limitation Agreement, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Institutional Fund’s expenses fall below the 2.0% rate. The Institutional Fund, however, is not obligated to pay any such amount beyond one year after the end of the fiscal year in which the Adviser reimbursed such expense. Any such recovery by the Adviser shall not cause the Institutional Fund to exceed the annual limitation expense rate in the period in which the Adviser is reimbursed. For the period from April 1, 2010 through June 30, 2010, the Adviser reimbursed, and is eligible to recoup, $64,095 for expenses paid by the Institutional Fund.

(b) DISTRIBUTION AND SERVICING AGREEMENTS

Salient Capital, L.P., an affiliate of the Adviser, acts as the distributor (the “Distributor”) of Shares of the Institutional Fund. A Fund’s Shares may be purchased through the Distributor, broker-dealers that have entered into selling agreements with the Distributor (“Selling Agents”), or registered investment advisers (“RIAs”) that have entered into an arrangement with the Distributor for such RIA to offer Shares. Neither the Distributor nor any Selling Agents or RIAs are obligated to buy from the Institutional Fund any of the Shares. There is no minimum aggregate amount of Shares of the Institutional Fund required to be purchased in the offering.

In consideration for providing or procuring investor services and administrative assistance to the Institutional Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 0.25% (on an annualized basis) of each shareholders account balance, calculated at the end of each month, payable quarterly in arrears. The Adviser may engage one or more sub-servicing agents to provide some or all of the services. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(9) FINANCIAL HIGHLIGHTS

For the period from April 1, 2010 through June 30, 2010(1)
Per share operating performance:
Net asset value, beginning of period	$15.00
Loss from operations:
Net investment loss[2]	(0.02)
Net unrealized loss from investments	(0.48)
Net decrease resulting from operations	(0.50)

Net asset value, end of period	$14.50

Net investment loss to average net assets[3]	(0.52)%

Total gross operating expenses to average net assets[3]	2.16%

Total net operating expenses to average net assets[3,4]	0.52%

Portfolio turnover[5]	30.53%

Total return[6]	(3.33)%

Net assets, end of period (000’s)	$20,751

1	The Institutional Fund commenced operations on April 1, 2010.
2	Calculated using average shares measured at the end of each month during the period.
3	Ratios are calculated by dividing by average net assets measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.
4

In accordance with the Expense Limitation Agreement, reimbursed expenses include expenses of the Master Fund, accounting for 1.48% of the calculated ratio. The net expense ratio of the Institutional Fund, including the applicable Master Fund expenses, is 2.00%.

5

The Institutional Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period from February 1, 2010 through June 30, 2010.

6	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

(10) SUBSEQUENT EVENTS

The Institutional Fund accepts initial or additional applications for Shares generally as of the first day of the month. Investor subscriptions for Shares totaled approximately $5,025,000 for July and August 2010.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2010.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Supplemental Information

June 30, 2010

(Unaudited)

Trustees and Officers

The Institutional Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Institutional Fund who are responsible for the Institutional Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Institutional Fund, Master Fund and Salient Absolute Return Fund together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $20,000, which is paid quarterly, and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof, including telephonic meetings. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2010.

Asset Class[1]	Fair Value	%
Event Driven	$17,214,678	19.35
Multi Strategy	27,606,440	31.03
Relative Value	23,169,040	26.04
Other	10,779,548	12.11
Money Market Fund	10,203,979	11.47

Total Investments	$88,973,685	100.00

1	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Master Fund, which is included elsewhere in this report.

Form N-Q Filings

The Institutional Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Institutional Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Institutional Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Supplemental Information, continued

June 30, 2010

(Unaudited)

Information regarding how the Institutional Fund voted proxies relating to portfolio securities during the 3-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Institutional Fund’s prospectus includes additional information about Directors of the Institutional Fund. The prospectus is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At the in-person Organizational Meeting of the Board for the Institutional Fund held on January 29, 2010, the Board considered and approved Investment Management Agreement between the Institutional Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Trustees used this information, as well as other information that the Adviser and other service providers submitted to the Board, to help them decide whether to approve the Investment Management Agreement. The Board also received a detailed memorandum from K&L Gates, counsel to the Institutional Fund and the Board, regarding the responsibilities of the Board members in connection with their consideration of the Investment Management Agreement.

As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Investment Management Agreement and the fees provided therein with respect to the Institutional Fund should be approved. The Board was advised by independent legal counsel to the Institutional Fund with respect to its deliberations regarding the approval of the Investment Management Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Investment Management Agreement. The determination to approve the Investment Management Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

The nature, extent and quality of the advisory services provided. With respect to the Investment Management Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers. The Board concluded that the nature, extent and quality of the management and advisory service to be provided were appropriate and thus supported a decision to approve the Investment Management Agreement.

The investment performance of the Institutional Fund’s Predecessor. The Board evaluated the comparative information provided by the Adviser regarding the Institutional Fund’s predecessor investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. On the basis of the Board’s assessment, the Board concluded that the Adviser was capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Supplemental Information, continued

June 30, 2010

(Unaudited)

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the potential revenues earned and expenses, noting that the analysis necessarily was based on estimates and projections of Institutional Fund asset accumulation, and that the Board would be able to make a much more complete assessment following the commencement of actual operations following the initial two-year period of the Investment Management Agreements. The Board took into account the significant investment by and cost to the Adviser regarding service infrastructure to support the Institutional Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the relatively unique, and highly specialized, nature of the Institutional Fund’s investment program, the Adviser’s financial information, and the estimated costs associated with managing the Institutional Fund, the Board concluded that the level of investment management fees is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and the cap on expenses established by an expense limitation agreement.

The extent to which economies of scale would be realized as the Institutional Fund grows and whether fee levels reflect these economies of scale for the benefit of Institutional Fund investors. While noting that the management fees will not decrease as the level of Institutional Fund assets increase, the Board concluded that the management fees are reasonable, reflect the Institutional Fund’s complex operations, and that the Institutional Fund is modest in size. The Board noted that it will have the opportunity to periodically re-examine whether the Institutional Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Institutional Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Institutional Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Institutional Fund and investors therein, and are consistent with industry practice and the best interests of the Institutional Fund and its shareholders. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Institutional Fund.

Other considerations. The Board determined that the Adviser has made a substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and as well as the financial, compliance and operational resources reasonably necessary to manage the Institutional Fund in a professional manner that is consistent with the best interests of the Institutional Fund and shareholders.

Salient Absolute Return Master Fund

Financial Statements

June 30, 2010

(Unaudited)

SALIENT ABSOLUTE RETURN MASTER FUND

Statement of Assets and Liabilities

June 30, 2010

(Unaudited)

Assets:
Investments in Portfolio Funds, at estimated fair value (cost $60,720,508)	$59,574,569
Investments in affiliated Portfolio Funds, at estimated fair value (cost $19,655,195)	19,195,137
Investments in securities, at fair value (cost $10,203,979)	10,203,979

Total investments	88,973,685
Cash and cash equivalents	2,527,236
Advanced subscriptions to Portfolio Funds	4,500,000
Dividends receivable	1,476
Prepaids and other assets	163,429

Total assets	96,165,826

Liabilities:
Subscriptions received in advance	2,073,750
Investment Management Fees payable	166,928
Payables to related parties	12,500
Line of credit commitment fees payable	50,000
Accounts payable and accrued expenses	82,867

Total liabilities	2,386,045

Net assets	$93,779,781

Net assets consist of:
Paid-in-Capital	$96,021,680
Accumulated net investment loss	(504,141)
Accumulated net realized loss	(131,761)
Net unrealized depreciation on investments	(1,605,997)

Net assets	$93,779,781

Net asset value per share (95,829 shares outstanding)[1]	$978.61

1	Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN MASTER FUND

Schedule of Investments

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Net Assets

Investments in Portfolio Funds(1)
Passive Foreign Investment Companies
Event Driven (18.36% of Net Assets)
Core Funds
King Street Capital, Ltd. (British Virgin Islands)	61,868	$7,710,211
Paulson Advantage Plus, Ltd. (Cayman Islands)	5,421	2,509,735
Paulson Enhanced, Ltd. (Cayman Islands)	6,429	2,900,760

Total Core Funds		13,120,706

Satellite Funds
Loeb Offshore Fund, Ltd. (Bermuda)(2)	33,424	4,093,972

Total Satellite Funds		4,093,972

Total Event Driven		17,214,678

Multi Strategy (29.44% of Net Assets)
Core Funds
Carlson Double Black Diamond, Ltd. (Cayman Islands)	53,805	5,339,110
D.E. Shaw Composite International Fund (Bermuda)		6,583,289
Hudson Bay Overseas Fund, Ltd. (United States)	5,000	4,905,947
Overseas CAP Partners, Inc. (Cayman Islands)	4,393	7,111,799

Total Core Funds		23,940,145

Satellite Funds
Merricks Capital Multi-Strategy (Offshore) Fund (Cayman Islands)(2)	4,040	3,666,295

Total Satellite Funds		3,666,295

Total Multi Strategy		27,606,440

Relative Value (24.71% of Net Assets)
Satellite Funds
Blackthorn Fund Ltd. (Bermuda)(2)	457	4,666,577
CC ARB International Fund, Ltd. (Cayman Islands)	3,437	3,452,472
Gracie International Credit Opportunities Fund, Ltd. (Cayman Islands)	1,976	3,943,950
Rose Grove Offshore Fund I, Ltd. (Cayman Islands)	3,962	4,053,222
Vollero Beach Capital Offshore, Ltd. (Curacao)(2)	3,044	3,160,738
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	18,483	3,892,081

Total Relative Value		23,169,040

See accompanying notes to financial statements.

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Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Net Assets

Passive Foreign Investment Companies (continued)
Other (11.49% of Net Assets)
Satellite Funds
GLC Diversified Fund, Ltd. (United Kingdom)	45,914	$3,319,568
Lazard Emerging Income Plus, Ltd. (Bermuda)	38,809	3,852,425
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands)(2)	3,897	3,607,555

Total Other		10,779,548

Total Passive Foreign Investment Companies		78,769,706

Total Investments in Portfolio Funds (Cost $80,375,703)		78,769,706	84.00%

Investments in Securities
Registered Investment Company
Money Market Fund (10.88% of Net Assets)
JPMorgan Prime Money Market Fund (United States)(3)	10,203,979	10,203,979

Total Money Market Fund		10,203,979

Total Investments in Securities (Cost $10,203,979)		10,203,979	10.88%

Total Investments (Cost $90,579,682)		$88,973,685	94.88%

All securities are non-income producing unless noted with a (3).

(1)	Please refer to Note 5, Investments in Portfolio Securities, for more information regarding the liquidity of the Master Fund's investments.
(2)	Affiliated investments.
(3)	Income producing security.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN MASTER FUND

Statement of Operations

For the Period from February 1, 2010 through June 30, 2010*

(Unaudited)

Investment income:
Dividend income	$2,168
Interest income	53

Total investment income	2,221

Expenses:
Investment Management Fees	257,718
Amortization of offering costs	61,419
Directors fees	25,000
Line of credit commitment fees	50,000
Legal fees	49,200
Professional fees	35,321
Interest expense	2,101
Other expenses	25,603

Total expenses	506,362

Net investment loss	(504,141)

Net realized and unrealized gain (loss) from investments and affiliated investments:
Net realized loss from investments	(140,952)
Net realized gain from affiliated investments	9,191
Change in unrealized appreciation (depreciation) from investments and affiliated investments	(1,605,997)

Net realized and unrealized gain (loss) from investments and affiliated investments	(1,737,758)

Net decrease in net assets resulting from operations	$(2,241,899)

*	The Master fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

For the Period from February 1, 2010 through June 30, 2010*

(Unaudited)

Capital Transactions:
Net assets at February 1, 2010	$—
Transfers in-kind	69,243,855
Subscriptions	26,777,825
Net decrease in net assets resulting from operations:
Net investment loss	(504,141)
Net realized loss from investments	(140,952)
Net realized gain from affiliated investments	9,191
Change in unrealized appreciation (depreciation) from investments and affiliated investments	(1,605,997)

Net decrease in net assets resulting from operations	(2,241,899)

Net assets at June 30, 2010	$93,779,781

Accumulated net investment loss	$(504,141)

Share Transactions:
Issued in-kind	69,244
Issued	26,585

Change in shares	95,829

*	The Master Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

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Statement of Cash Flows

For the Period from February 1, 2010 through June 30, 2010*

(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(2,241,899)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(53,752,277)
Proceeds from disposition of investments	32,284,689
Amortization of offering costs	61,419
Net realized loss from investments	140,952
Net realized gain from affiliated investments	(9,191)
Change in unrealized appreciation (depreciation) from investments and affiliated investments	1,605,997
Increase in advanced subscriptions to Portfolio Funds	(4,500,000)
Increase in dividends receivable	(1,476)
Increase in prepaids and other assets	(224,848)
Increase in subscriptions received in advance	2,073,750
Increase in Investment Management Fees payable	166,928
Increase in payable to related parties	12,500
Increase in accounts payable and accrued expenses	82,867

Net cash used in operating activities	(24,300,589)

Cash flows from financing activities:
Subscriptions	26,777,825
Line of credit commitment fees payable	50,000

Net cash provided by financing activities	26,827,825

Net increase in cash and cash equivalents	2,527,236
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$2,527,236

Supplemental schedule of cash activity:
Cash paid for interest	$2,101

Supplemental schedule of non-cash activity:
Transfers in-kind	$69,243,855

*	The Master Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2010

(Unaudited)

(1) ORGANIZATION

Salient Absolute Return Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010 (“Inception”), as a non-diversified closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds. The Master Fund has authorized 900,000 shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

On February 1, 2010, certain Portfolio Funds (as hereinafter defined) were transferred in-kind to the Master Fund in exchange for Shares. These investments were transferred at estimated fair value on the date of exchange in amounts totaling $69,243,855.

The Master Fund is a “fund of funds” that pursues its investment objective by investing its assets across a variety of portfolio funds (the “Portfolio Funds”) designed to generate positive returns regardless of the overall direction of various markets including equity, fixed income, currency and commodity markets. The Master Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across styles and strategies.

The board of trustees (the “Board” and each member a “Trustee”) is authorized to engage an investment adviser. It has selected Salient Advisors, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

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Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation (depreciation) is included in the Statement of Operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Portfolio Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

PORTFOLIO FUNDS—Investments in Portfolio Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Portfolio Funds or the administrators of such Portfolio Funds. These Portfolio Funds value their underlying investments in accordance with policies established by such Portfolio Funds. Prior to investing in any Portfolio Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Portfolio Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Portfolio Fund and are net of management and estimated performance incentive fees or allocations payable to the Portfolio Funds’ managers pursuant to the Portfolio Funds’ agreements. Generally, Portfolio Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value Shares at net asset value as reported by a Portfolio Fund for valuation purposes, or whether to adjust such reported value to reflect estimated fair value. Because of the inherent uncertainty of valuation, this estimated fair value may significantly differ from the value that would have been used had a ready market for the investments in Portfolio Funds existed. The Master Fund’s

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Portfolio Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•

OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination, or if no such prices were quoted on such date, or if the last sales price is not between the “bid” and “ask” price, the position will be valued at whichever of the “bid” or “ask” is closest to the last sale.

•

OTHER—Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed not to be indicative of the Portfolio Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator will determine, in good faith, the estimated fair value of the Portfolio Fund.

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund itself may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. There was no derivative activity directly at the Master Fund level for the period from February 1, 2010 through June 30, 2010, however the Portfolio Funds may have engaged in derivative transactions during the period at there level.

(f) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(g) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

time to time by the Adviser. Offering costs are amortized over a twelve-month period or less from the date they are incurred. Organization costs, if any, are expensed at Inception.

(h) INCOME TAXES

The Master Fund expects to qualify, and continue to qualify, as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. The Master Fund generally invests its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). The Master Fund has elected to have a tax year end of October 31. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the period ended June 30, 2010, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

As of June 30, 2010, the Master Fund’s tax cost was equal to the Master Fund’s book cost.

(i) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the Master Funds’ Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Master Fund.

(j) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(k) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements”

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Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments. ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers. Additionally purchases, sales, issuances and settlements shall be disclosed on a gross basis in the Level 3 rollforward. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 roll forward activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers between Level 1 and Level 2 for the period from February 1, 2010 through June 30, 2010.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization as of June 30, 2010, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
	Investment Securities	Investment Securities	Investment Funds	Total Investments
Investments
Passive Foreign Investment Companies
Event Driven	$—	$—	$17,214,678	$17,214,678
Multi Strategy	—	—	27,606,440	27,606,440
Relative Value	—	—	23,169,040	23,169,040
Other	—	—	10,779,548	10,779,548
Registered Investment Company
Money Market	10,203,979	—	—	10,203,979

Total Investments	$10,203,979	$—	$78,769,706	$88,973,685

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Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Portfolio Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of February 1, 2010	Subscriptions Received In-Kind	Gross Purchases	Gross (Sales)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Balance as of June 30, 2010
Investments
Passive Foreign Investment Companies
Event Driven	$—	$16,087,516	$5,000,000	$(3,500,000)	$2,259	$(375,097)	$17,214,678
Multi Strategy	—	18,290,085	10,433,281	—	(85,301)	(1,031,625)	27,606,440
Relative Value	—	24,357,486	—	(1,500,000)	12,676	298,878	23,169,040
Other	—	9,651,003	3,499,999	(1,500,000)	(373,301)	(498,153)	10,779,548

Total Investments	$—	$68,386,090	$18,933,280	$(6,500,000)	$(443,667)	$(1,605,997)	$78,769,706

The net realized gain and change in unrealized appreciation (depreciation) in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation (depreciation) from Level 3 investments held at June 30, 2010, is $(1,605,997).

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, may not be considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. A listing of the investments held by the Master Fund and their attributes as of June 30, 2010, that may qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000's)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Event Driven(a)	Seek to profit from relative changes in the price of a set of equity and debt securities	$17,215	Monthly—Annually	60-90	0-2 years; up to 4% redemption fee
Multi Strategy(b)	Designed to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility	27,606	Quarterly—Annually	30-90	0-2 years; up to 4% redemption fee

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Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000's)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value(c)	Invest simultaneously in long and short positions in equity and debt securities	23,169	Monthly—Quarterly	30-90	0-1 year; up to 5% redemption fee
Other(d)	Seek to generate income and or capital appreciation through a variety of debt and equity securities and other investments across numerous markets	10,780	Monthly	5-60	0-1 year; up to 2% redemption fee

		$78,770

*

The information summarized in the table above represents the general terms for a majority of the investments in Portfolio Funds within the specified investment category. Individual Portfolio Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Master Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Portfolio Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)

This category includes Portfolio Funds that typically invest in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include merger or risk arbitrage investments (securities of companies that announce acquisition offers and securities in the target companies of said acquisitions) and distressed or special situations investments (securities of companies that are experiencing difficult business situations, may enter bankruptcy, have entered bankruptcy, or may be emerging from bankruptcy). Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Portfolio Funds that invest in a combination of Event Driven, Relative Value and Other categories. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(c)

This category includes Portfolio Funds that invest simultaneously in long and short positions in common and preferred equities, convertible securities, and various forms of senior and junior (typically unsecured) debt often employing mean reversion strategies in the aforementioned securities. Relative Value Funds typically look for value discrepancies between two closely related securities, or value discrepancies between two securities of different seniority within the capital structure of a single company. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(d)

This category includes Portfolio Funds that invest across numerous markets and investments which may include long and short positions in common and preferred equities, warrants and options, and positions in cash, currencies, futures and forward markets. Investments under this style may also include index options, options on futures contracts, and other derivatives.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(4) SHAREHOLDERS ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares, which will generally be accepted as of the first day of each month, the Master Fund will issue new Shares. The Shares have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Fund issues Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Shares, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

The Master Fund reserves the right to reject any applications for Shares. The $2,073,750 in subscriptions received in advance as of June 30, 2010, represents subscriptions for Master Fund Shares received prior to the July, 2010, closing.

(b) REPURCHASE OF SHARES

A shareholder will not be eligible to have the Master Fund repurchase all or any portion of its Shares at the shareholder’s discretion at any time. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Shares each calendar quarter, pursuant to written tenders by shareholders. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Shares, if any, that will be purchased in any tender offer that it does approve. In the event Shares are repurchased, there will be a substantial period of time between the date as of which shareholders must accept the Master Fund’s offer to repurchase their Shares and the date they can expect to receive payment for their Shares from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2010, the Master Fund held investments in Portfolio Funds and securities. The $4,500,000 in advanced subscriptions to Portfolio Funds as of June 30, 2010 represents funding of a portion of the July 2010 investments in such funds.

(b) PORTFOLIO FUND LIQUIDITY

Certain Portfolio Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

(c) AFFILIATED PORTFOLIO FUNDS

At June 30, 2010, the Master Fund’s investments in certain Portfolio Funds were deemed to be investments in affiliated issuers under the 1940 Act, because the Master Fund owns more than 5% of the Portfolio Funds’ total net assets. The activity resulting from investments in these portfolios, including interest income as well as

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Portfolio Funds (including 2010 activity) is shown below:

				For the Period 2/1/2010 through 6/30/2010				For the Period 2/1/2010 through 6/30/2010
Portfolio Funds	Shares 2/1/2010	Shares 6/30/2010	Fair Value 2/1/2010	Cost of Purchases	Cost of Sales	Change in Appreciation (Depreciation)	Fair Value 6/30/2010	Interest/ Dividend Income	Realized Gain on Investments
Blackthorn Fund Ltd.	—	457	$—	$4,587,400	$—	$79,177	4,666,577	$—	$—
Loeb Offshore Fund, Ltd.	—	33,424	—	4,535,351	500,000	58,621	4,093,972	—	9,191
Merricks Capital Multi-Strategy (Offshore) Fund	—	4,040	—	4,031,542	—	(365,247)	3,666,295	—	—
Salem Global Opportunity Fund (Offshore), Ltd.	—	3,897	—	3,896,813	—	(289,258)	3,607,555	—	—
Vollero Beach Capital Offshore, Ltd.	—	3,044	—	3,094,898	—	65,840	3,160,738	—	—

			$—	$20,146,004	$500,000	$(450,867)	$19,195,137	$—	$9,191

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of the investment in such Portfolio Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end aggregate net asset value of the Master Fund and its feeder funds (the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The Master Fund will pay its pro rata share of total administration fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Funds NAV over $15 billion. Per the administration agreement, the Master Fund will not be charged administration fees until August 1, 2010. The administration fee is payable monthly in arrears and the Master Fund is subject to a $110,000 annual minimum. The Independent Administrator will also provide the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(9) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), of 0.75% on an annualized basis of the Master Fund’s net assets calculated based on the Master Fund’s net assets at the end of each month, accrued monthly and payable quarterly in arrears. For the period from April 1, 2010 through June 30, 2010, $257,718 was incurred for Investment Management Fees.

(10) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time for the purpose of making investments, funding repurchases of Master Fund Shares and for other working capital and general Master Fund purposes.

For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Portfolio Funds in which the Master Fund invests. Portfolio Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Portfolio Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Portfolio Funds. The Master Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Master Fund’s operations, including preventing the Master Fund from conducting a repurchase of its shares. In addition, the terms of any borrowing may impose certain investment restrictions on the Master Fund. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the shareholders, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

On April 15, 2010, the Master Fund entered into a line of credit agreement with an expiration date of April 30, 2011 (the “Agreement”) with Deutsche Bank Aktiengesellschaft. The Agreement provides for a $20,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Agreement. Borrowings under the Agreement are secured by the Master Fund’s investments. The Agreement provides for a commitment fee plus interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate (LIBOR) plus a spread of 1.25% per annum, payable quarterly in arrears. The average amount of borrowings outstanding during the period ended June 30, 2010 was $806,557. The weighted average interest rate paid on the line of credit on outstanding borrowings during the period ended June 30, 2010 was 1.51%.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(11) FINANCIAL HIGHLIGHTS

For the period from February 1, 2010 through June 30, 2010[1]
Per share operating performance:
Net asset value, beginning of period	$1,000.00
Loss from operations:
Net investment loss[2]	(6.10)
Net realized and unrealized loss from investments	(15.29)
Net decrease resulting from operations	(21.39)

Net asset value, end of period	$978.61

Net investment loss to average net assets[3]	(1.49)%

Total operating expenses to average net assets[3,4]	1.49%

Portfolio turnover	30.53%

Total return[5]	(2.14)%

Net assets, end of period (000’s)	$93,780

1	The Master Fund commenced operations on February 1, 2010.
2	Calculated using average shares measured at the end of each month during the period.
3	Ratios are calculated by dividing by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
4	Expense ratios do not include expenses of the acquired funds that are paid indirectly by the Master Fund as a result of share ownership of the underlying funds.
5	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Shares generally as of the first day of the month. Investor subscriptions for Shares totaled approximately $5,225,000 for July and August 2010.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2010.

SALIENT ABSOLUTE RETURN MASTER FUND

Supplemental Information

June 30, 2010

(Unaudited)

Trustees and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, Salient Absolute Return Fund and Salient Absolute Return Institutional Fund together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $20,000, which is paid quarterly, and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof, including telephonic meetings. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2010.

Asset Class[1]	Fair Value	%
Event Driven	$17,214,678	19.35
Multi Strategy	27,606,440	31.03
Relative Value	23,169,040	26.04
Other	10,779,548	12.11
Money Market Fund	10,203,979	11.47

Total Investments	$88,973,685	100.00

1	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

SALIENT ABSOLUTE RETURN MASTER FUND

Supplemental Information, continued

June 30, 2010

(Unaudited)

Information regarding how the Master Fund voted proxies relating to portfolio securities during the 5-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Directors of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At the in-person Organizational Meeting of the Board for the Master Fund held on January 29, 2010, the Board considered and approved Investment Management Agreement between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Trustees used this information, as well as other information that the Adviser and other service providers submitted to the Board, to help them decide whether to approve the Investment Management Agreement. The Board also received a detailed memorandum from K&L Gates, counsel to the Master Fund and the Board, regarding the responsibilities of the Board members in connection with their consideration of the Investment Management Agreement.

As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Investment Management Agreement and the fees provided therein with respect to the Master Fund should be approved. The Board was advised by independent legal counsel to the Master Fund with respect to its deliberations regarding the approval of the Investment Management Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Investment Management Agreement. The determination to approve the Investment Management Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

The nature, extent and quality of the advisory services provided. With respect to the Investment Management Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers. The Board concluded that the nature, extent and quality of the management and advisory service to be provided were appropriate and thus supported a decision to approve the Investment Management Agreement.

The investment performance of the Master Fund’s Predecessor. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s predecessor investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. On the basis of the Board’s assessment, the Board concluded that the Adviser was capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

SALIENT ABSOLUTE RETURN MASTER FUND

Supplemental Information, continued

June 30, 2010

(Unaudited)

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the potential revenues earned and expenses, noting that the analysis necessarily was based on estimates and projections of Master Fund asset accumulation, and that the Board would be able to make a much more complete assessment following the commencement of actual operations following the initial two-year period of the Investment Management Agreements. The Board took into account the significant investment by and cost to the Adviser regarding service infrastructure to support the Master Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the relatively unique, and highly specialized, nature of the Master Fund’s investment program, the Adviser’s financial information, and the estimated costs associated with managing the Master Fund, the Board concluded that the level of investment management fees is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and the cap on expenses established by an expense limitation agreement.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees are reasonable, reflect the Master Fund’s complex operations, and that the Master Fund is modest in size. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its shareholders. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

Other considerations. The Board determined that the Adviser has made a substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and as well as the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and shareholders.

Independent Trustees

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Trustees and Officers

John A. Blaisdell, Trustee

Andrew B. Linbeck, Trustee

A. Haag Sherman, Trustee and Principal Executive Officer

Jeremy L. Radcliffe, Trustee and Secretary

John E. Price, Treasurer and Principal Financial Officer

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Salient Advisors, L.P.

Houston, TX

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

J.P. Morgan Chase & Co.

Greenwich, CT

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

4265 SAN FELIPE

SUITE 800

HOUSTON, TEXAS 77027

TEL 800-725-9456

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Unites) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2010 through January 31, 2010	$—	N/A	N/A	N/A
February 1, 2010 through February 28, 2010	$—	N/A	N/A	N/A
March 1, 2010 through March 31, 2010	$—	N/A	N/A	N/A
April 1, 2010 through April 30, 2010	$—	N/A	N/A	N/A
May 1, 2010 through May 31, 2010	$—	N/A	N/A	N/A
June 1, 2010 through June 30, 2010	$—	N/A	N/A	N/A

Total	$—

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Absolute Return Institutional Fund

By (Signature and Title)	/S/ A. HAAG SHERMAN
A. Haag Sherman
Principal Executive Officer

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ A. HAAG SHERMAN
A. Haag Sherman
Principal Executive Officer

Date: August 26, 2010

By (Signature and Title)	/S/ JOHN E. PRICE
John E. Price
Principal Financial Officer

Date: August 26, 2010